Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of financial position of lease assets and liabilities

Amounts in US$ ‘000	2023	2022
Right of use assets
Production, facilities and machinery	24,201	32,034
Buildings and improvements	4,250	4,977
	28,451	37,011
Lease liabilities
Current	8,911	10,000
Non-current	23,387	22,051
	32,298	32,051

Schedule of lease expenses consolidated statement of income

Amounts in US$ ‘000	2023	2022	2021
Depreciation charge of Right of use assets
Production, facilities and machinery	(7,858)	(6,057)	(5,526)
Buildings and improvements	(792)	(988)	(1,136)
	(8,650)	(7,045)	(6,662)
Unwinding of long-term liabilities (included in Financial results)	(3,168)	(2,838)	(1,453)
Expenses related to short-term leases (included in Production and operating cost and Administrative expenses)	(838)	(2,614)	(1,101)
Expenses related to low-value leases (included in Administrative expenses)	(775)	(708)	(906)

Schedule of right-of-use assets recognized

Amounts in US$‘000	2023	2022
Right-of-use assets as of January 1	37,011	21,014
Additions / changes in estimates	137	22,462
Foreign currency translation	444	580
Assets held for sale (Note 36.1)	(491)	—
Depreciation	(8,650)	(7,045)
Right-of-use assets as of December 31	28,451	37,011

Schedule of lease liabilities recognized

Amounts in US$‘000	2023	2022
Lease liabilities as of January 1	32,051	20,744
Additions / changes in estimates	137	22,462
Exchange difference	7,061	(6,426)
Foreign currency translation	174	284
Liabilities associated with assets held for sale (Note 36.1)	(26)	—
Unwinding of discount	3,168	2,838
Lease payments	(10,267)	(7,851)
Lease liabilities as of December 31	32,298	32,051